Average Annual Total Returns - Class D Shares - Janus Henderson Developed World Bond Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 1 Year	Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 5 Years	Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 10 Years	Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	9.58%	4.69%	5.63%	5.20%	Sep. 30, 2003	8.04%	3.26%	3.99%	3.40%	Sep. 30, 2003	5.71%	2.98%	3.69%	3.32%	Sep. 30, 2003	11.85%	4.36%	5.08%	4.79%